Donald R. Stading
Senior Vice President, Secretary and Corporate General Counsel


402-467-7465 (Direct)                      5900 "O" Street / Lincoln, NE / 68510
402-467-7956 (Fax)                      P.O. Box 81889/ Lincoln, NE / 68501-1889
                                                                    402-467-1122

April 28, 2005

                                              Transmitted via EDGAR on 4/28/2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Life Insurance Corp. Separate Account LLVL (Registrant) File No. 333-76359
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2005, for Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account"), File No. 333-76359, as otherwise required by Rule 497(b) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-76359 on Form S-6 filed with the SEC April 20, 2005; and

       2. The text of Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-76359 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Senior Vice President, Secretary and
Corporate General Counsel